RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	$ 4,925	$ 5,284	$ 2,722
Alzheimer's Disease Therapeutics [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses		2	4
Anti-Infectives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	4	4	3
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	4,917	5,268	2,675
Tobacco Exposure Tests [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	2	9	4
Research and Development Program [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	$ 2	$ 1	$ 36